Capital reorganization (the "SPAC Merger") - Ordinary shares issued in exchange (Details) $ in Thousands	6 Months Ended
	Dec. 31, 2024 USD ($) tranche shares	Jun. 30, 2024 USD ($)	Dec. 18, 2023 USD ($) shares	Feb. 14, 2023 shares
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	5,655,000
Fair value of Vast shares issued in exchange for NETC shares valued at $11.99 per share	$ 67,799
Vast Warrants issued in exchange for NETC warrants	4,129
Shares issued as settlement of transaction expenses	307
Fair value of earnout for NETC Sponsor	22,576
Fair value of share consideration	94,811
Adjusted NETC’s net liabilities upon closing	11,206		$ 11,200
Total	106,017
Prepaid expenses	1,264	$ 1,887
Total assets	12,252	15,770
Trade and other payables	5,785	5,157
Total liabilities	16,260	$ 24,072
Total net liabilities	(11,206)		$ (11,200)
Amount committed to invest	$ 7,000
Total shares issued upon closing (in shares) | shares			29,291,884
Number of equal tranches | tranche	3
Shares issued as settlement of transaction expenses
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares) | shares			171,569	171,569
Legacy VAST Shares
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	1,500,000
Earnout period, shares available for issuance (in shares) | shares	1,300,000
Ordinary Shares, NETC Sponsor
Capital Reorganization [Line Items]
Earnout period, shares available for issuance (in shares) | shares	2,400,000
NETC
Capital Reorganization [Line Items]
Adjusted NETC’s net liabilities upon closing			$ 11,206
Cash			9,203
Prepaid expenses			1,325
Total assets			10,528
Trade and other payables			21,525
Income taxes payable			209
Total liabilities			21,734
Total net liabilities			$ (11,206)
NETC Class A Common Stock
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	805,000
Backstop Commitment Fee
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	350,000
NETC Class F Common Stock
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	3,000,000
Accelerated Earnback Shares
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	1,500,000